Investments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Payment for investment in equity method investment	$ 30,000,000	$ 9,000,000	$ 0
Medable, Inc.
Schedule of Equity Method Investments [Line Items]
Payment for investment in equity method investment	$ 10,000,000	$ 9,000,000
Ownership interest percentage	28.50%
Science 37, Inc.
Schedule of Equity Method Investments [Line Items]
Payment for investment in equity method investment	$ 20,000,000
Ownership interest percentage	17.10%
Auven Therapeutics Holdings, L.P.
Schedule of Equity Method Investments [Line Items]
Partnership interest percentage	32.70%
Remaining capital commitment	$ 0
venBio Global Strategic Fund, L.P.
Schedule of Equity Method Investments [Line Items]
Partnership interest percentage	22.30%
Remaining capital commitment	$ 1,700,000
Abingworth VII
Schedule of Equity Method Investments [Line Items]
Partnership interest percentage	3.20%
Remaining capital commitment	$ 5,700,000
Capital commitment period	4 years